Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets, Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,623,810	10,450,711
Common stock, shares outstanding	10,623,810	10,450,711
Wilson Bank Holding Company
Parent Company Only Financial Information [Line Items]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	10,623,810	10,450,711
Common stock, shares outstanding	10,623,810	10,450,711
Net unrealized losses on available-for-sale securities, income taxes	$ 2,726	$ 1,498